Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventories
	September 30, 2021	December 31, 2020
Raw materials	$936	$1,015
Work-in-process	528	867
Finished goods, net	1,376	1,512
Total inventories	$2,840	$3,394

	December 31,
	2020	2019
Raw materials	$1,015	$673
Work-in-process	867	429
Finished goods	1,512	1,306
Total inventories	$3,394	$2,408